UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Truepoint, Inc.
Address: 4901 Hunt Road, Suite 200
         Cincinniti, OH  45242

13F File Number:  028-13017

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Janel E. Carroll
Title:     Chief Compliance Officer
Phone:     513-792-6648

Signature, Place, and Date of Signing:

  /s/  Janel E. Carroll     Cincinnati, OH     August 16, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    20

Form 13F Information Table Value Total:    $228,729 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
GENERAL ELECTRIC CO            COM              369604103      324    22515 SH       SOLE                        0        0    22515
ISHARES TR                     MSCI ACWI EX     464288240      280     7980 SH       SOLE                     7980        0        0
ISHARES TR                     MSCI GRW IDX     464288885    23649   491991 SH       SOLE                   491991        0        0
ISHARES TR                     S&P DEV EX-US    464288422      618    22907 SH       SOLE                    22907        0        0
ISHARES TR INDEX               MSCI EAFE IDX    464287465     1644    35350 SH       SOLE                    35350        0        0
ISHARES TR INDEX               RUSL 2000 VALU   464287630      334     5864 SH       SOLE                     5864        0        0
ISHARES TR INDEX               RUSSELL 3000     464287689     1455    23835 SH       SOLE                    23835        0        0
ISHARES TR INDEX               RUSSELL1000GRW   464287614      608    13266 SH       SOLE                    13266        0        0
ISHARES TR INDEX               S&P 500 INDEX    464287200     2615    25278 SH       SOLE                    25278        0        0
PROCTER & GAMBLE CO            COM              742718109     6821   113728 SH       SOLE                        0        0   113728
SIGNET JEWELERS LIMITED        SHS              G81276100      206     7495 SH       SOLE                        0        0     7495
SPDR SERIES TRUST              NUVN BR SHT MUNI 78464A425      663    27515 SH       SOLE                    27515        0        0
VANGUARD BD INDEX FD INC       INTERMED TERM    921937819      601     7188 SH       SOLE                     7188        0        0
VANGUARD BD INDEX FD INC       SHORT TRM BOND   921937827     1241    15326 SH       SOLE                    15326        0        0
VANGUARD INDEX FDS             GROWTH ETF       922908736    18325   376761 SH       SOLE                   376761        0        0
VANGUARD INDEX FDS             MCAP GR IDXVIP   922908538    32969   702825 SH       SOLE                   702825        0        0
VANGUARD INDEX FDS             REIT ETF         922908553    26211   564186 SH       SOLE                   564186        0        0
VANGUARD INDEX FDS             STK MRK ETF      922908769   109008  2073983 SH       SOLE                  2073983        0        0
VANGUARD TAX-MANAGED FD        EUROPE PAC ETF   921943858      792    27095 SH       SOLE                    27095        0        0
VANGUARD WORLD FD              MEGA VALUE 300   921910840      365    11226 SH       SOLE                    11226        0        0